Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 73,722	$ 62,127	$ 235,381
Prepaid expenses and other current assets	11,378	164,139	19,826
Total Current Assets	85,100	226,266	255,207
PROPERTY AND EQUIPMENT:
Office and computer equipment	141,963	141,963	132,570
General plant			17,800
Furniture and fixtures			15,951
Leasehold improvements			866
Property, plant and equipment, Gross	141,963	141,963	167,187
Less accumulated depreciation and amortization	(135,388)	(133,775)	(164,730)
Property, plant and equipment, Net	6,575	8,188	2,457
Other assets	29,981	12,161	12,161
TOTAL ASSETS	121,656	246,615	269,825
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	334,072	320,435	647,949
Accounts payable	174,370	144,763	386,294
Accrued officers payroll	645,112	521,362	529,300
Due officers and directors			16,864
Accrued expenses and other current liabilities	135,865	107,528	87,111
Total Current Liabilities	1,289,419	1,094,088	1,667,518
Long Term Liabilities
TOTAL LIABILITIES	1,289,419	1,094,088	1,667,518
STOCKHOLDERS' DEFICIT
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 14,773,204 shares in 2013 and 14,369,041 in 2012	14,773	14,369	12,854
Committed to be issued: 107,500 shares in 2012		107	365
Capital in excess of par value	25,093,620	23,996,481	20,621,545
Deficit accumulated prior to development stage commencing on October 11, 2005	(9,201,144)	(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005	(17,064,774)	(15,666,705)	(12,876,729)
Total Omagine, Inc. stockholders' deficit	(1,157,525)	(856,892)	(1,443,109)
Noncontrolling interests in Omagine LLC	(10,238)	9,419	45,416
Total Stockholders' Deficit	(1,167,763)	(847,473)	(1,397,693)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 121,656	$ 246,615	$ 269,825

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	14,773,204	14,369,041	12,853,701
Common stock, shares outstanding	14,773,204	14,369,041	12,853,701
Common stock, shares committed to be issued		107,500	365,000

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $216,081,$343,781, 508,412, $608,854, and $2,584,771, respectively)	292,331	420,031	660,912	762,854	1,449,958	466,230	3,738,026	4,398,938
Professional fees	65,722	3,335	74,813	14,362	61,588	188,076	1,359,242	1,434,055
Consulting fees (including stock-based compensation of $146,341, $178,335, $421,627, $351,184, and $ 1,165,782, respectively	147,104	163,350	429,699	360,904	736,499	431,898	1,960,149	2,716,526
Commitment fees						300,000	300,000	300,000
Travel	27,233	53,156	61,358	71,475	136,546	114,908	994,684	1,056,042
Occupancy	37,292	13,269	68,212	58,675	123,978	133,118	864,440	932,652
Other selling general and administrative	48,252	51,423	108,774	153,416	281,406	134,698	1,728,482	1,510,578
Total Costs and Expenses	617,934	704,564	1,403,768	1,421,686	2,789,975	1,768,928	10,945,023	12,348,791
OPERATING LOSS	(617,934)	(704,564)	(1,403,768)	(1,421,686)	(2,789,975)	(1,768,928)	(10,945,023)	(12,348,791)
OTHER (EXPENSE) INCOME
Settlement of Qatar Real Estate development dispute							1,004,666	1,004,666
Impairment of goodwill							(5,079,919)	(5,079,919)
Interest expense	(7,177)	(8,757)	(13,958)	(22,811)			(93,910)	(257,667)
Amortization of Debt discount	0	0	0	0	0	0	8,805	(93,910)
Interest income					(35,998)	(55,679)	(243,709)	8,805
Other (Expense) - Net	(7,177)	(8,757)	(13,958)	(22,811)	(35,998)	(55,679)	(4,404,067)	(4,418,025)
NET LOSS FROM DEVELOPMENT STAGE ENTITY - CONTINUING OPERATIONS DEVELOPMENT	(625,111)	(713,321)	(1,417,726)	(1,444,497)	(2,825,973)	(1,824,607)	(15,349,090)	(16,766,816)
Add net loss attributable to noncontrolling interests in Omagine LLC	13,085	7,880	19,657	20,639	35,997	20,156	56,153	75,810
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	(612,026)	(705,441)	(1,398,069)	(1,423,858)	(2,789,976)	(1,804,451)	(15,292,937)	(16,691,006)
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL	0	0					(345,990)	(345,990)
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE	(612,026)	(705,441)	(1,398,069)	(1,423,858)	(2,789,976)	(1,804,451)	(15,638,927)	(17,036,996)
Net preferred stock dividends							27,778	(27,778)
LOSS APPLICABLE TO COMMON SHAREHOLDERS	$ (612,026)	$ (705,441)	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (15,666,705)	$ (17,064,774)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.05)	$ (0.1)	$ (0.1)	$ (0.2)	$ (0.14)	$ (1.69)	$ (1.79)
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT					$ (0.2)	$ (0.14)	$ (1.65)	$ (1.75)
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL					$ 0	$ 0	$ (0.04)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	14,684,472	14,347,255	14,522,943	13,820,312	14,240,622	12,799,508	9,269,056	9,533,393

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parentheticals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended		93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 216,081	$ 343,781	$ 508,412	$ 608,854	$ 1,141,458	$ 333,730	$ 2,076,359	$ 2,076,359	$ 2,584,771
Stock-based compensation, consulting fees	146,341	178,335	421,627	351,184	699,118	18,768	744,155	744,155	1,165,782
Sponsor Fees					$ 30,220	$ 0

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock $0.001 Par	Common Stock Issued and Outstanding $0.001 Par	Common Stock Committed to be issued $0.001 Par	Capital in Excess of Par Value	Deficit Accumulated Prior to Development Stage Commencing October 11, 2005	Deficit Accumulated During the Development Stage Commencing October 11,2005	Noncontrolling interests in Omagine LLC	Total
Balances at Oct. 11, 2005	$ 108	$ 5,668		$ 13,797,424	$ (9,201,144)			$ 4,602,056
Balances (in shares) at Oct. 11, 2005	108,350	5,667,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock for common stock	(1)	10		(9)
Conversion of preferred stock for common stock (in shares)	(1,250)	10,000
Issuance of preferred stock dividends in common stock				1,457				1,457
Issuance of preferred stock dividends in common stock (shares)		348
Beneficial conversion feature of Convertible Debenture				132,208				132,208
Value of warrant attached to Convertible Debenture				69,421				69,421
Reduction of preferred stock dividends accrual						116,705		116,705
Net loss						(5,534,319)		(5,534,319)
Balances at Dec. 31, 2005	107	5,678		14,000,501	(9,201,144)	(5,417,614)		(612,472)
Balances (in shares) at Dec. 31, 2005	107,100	5,677,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		10		19,990				20,000
Issuance of common stock for cash (in shares)		10,000
Issuance of common stock upon conversion of debentures		495		196,882				197,377
Issuance of common stock upon conversion of debentures (in shares)		495,032
Conversion of preferred stock for common stock	(20)	161		(141)
Conversion of preferred stock for common stock (in shares)	(20,163)	161,300
Issuance of preferred stock dividends in common stock		78		63,946				64,024
Issuance of preferred stock dividends in common stock (shares)		78,343
Beneficial conversion feature of Convertible Debenture				52,778				52,778
Stock option expense				56,791				56,791
Preferred stock dividends						(21,042)		(21,042)
Net loss						(767,951)		(767,951)
Balances at Dec. 31, 2006	87	6,422		14,390,747	(9,201,144)	(6,206,607)		(1,010,495)
Balances (in shares) at Dec. 31, 2006	86,937	6,422,592
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		1		749				750
Issuance of common stock for consulting services (in shares)		1,250
Issuance of common stock for cash		570		754,430				755,000
Issuance of common stock for cash (in shares)		570,000
Purchase of common stock for cash				(3)				(3)
Purchase of common stock for cash (in shares)		(2)
Issuance of common stock upon conversion of debentures		548		126,396				126,944
Issuance of common stock upon conversion of debentures (in shares)		547,526
Issuance of common stock in payment of accounts payable		560		341,470				342,030
Issuance of common stock in payment of accounts payable (in shares)		560,067
Issuance of common stock upon exercise of warrants		296		1,038,829				1,039,125
Issuance of common stock upon exercise of warrants (in shares)		295,866
Preferred stock and dividends converted to common stock	(87)	720		122,808				123,441
Preferred stock and dividends converted to common stock (in shares)	(86,937)	720,188
Cancellation of common stock issued for consulting services		(9)		(10,942)				(10,951)
Cancellation of common stock issued for consulting services (in shares)		(9,000)
Stock option expense				20,187				20,187
Preferred stock dividends						(123,441)		(123,441)
Net loss						(1,043,190)		(1,043,190)
Balances at Dec. 31, 2007		9,108		16,784,671	(9,201,144)	(7,373,238)		219,397
Balances (in shares) at Dec. 31, 2007		9,108,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for consulting services		3		7,498				7,501
Issuance of common stock for consulting services (in shares)		2,230
Issuance of common stock for cash		110		235,090				235,200
Issuance of common stock for cash (in shares)		109,500
Contribution of common stock to 401(k) Plan		20		52,480				52,500
Contribution of common stock to 401(k) Plan (in shares)		20,192
Issuance of common stock for SEDA commitment fees		46		149,954				150,000
Issuance of common stock for SEDA commitment fees (in shares)		45,830
Cancellation of common stock		(9)		9
Cancellation of common stock (in shares)		(8,712)
Stock option expense				60,629				60,629
Net loss						(1,307,630)		(1,307,630)
Balances at Dec. 31, 2008		9,278		17,290,331	(9,201,144)	(8,680,868)		(582,403)
Balances (in shares) at Dec. 31, 2008		9,277,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		2		1,398				1,400
Issuance of common stock for cash (in shares)		2,000
Contribution of common stock to 401(k) Plan		72		72,428				72,500
Contribution of common stock to 401(k) Plan (in shares)		72,500
Stock option expense				112,328				112,328
Sale of stock under Stock Equity Distribution Agreement		1,309		553,691				555,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		1,308,877
Net loss						(1,114,409)		(1,114,409)
Balances at Dec. 31, 2009		10,661		18,030,176	(9,201,144)	(9,795,277)		(955,584)
Balances (in shares) at Dec. 31, 2009		10,660,904
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for stock splits (in shares)		22
Issuance of common stock for cash		337		304,163				304,500
Issuance of common stock for cash (in shares)		336,972
Contribution of common stock to 401(k) Plan		290		72,210				72,500
Contribution of common stock to 401(k) Plan (in shares)		289,996
Issuance of common stock in payment of salaries payable		82		99,918				100,000
Issuance of common stock in payment of salaries payable (in shares)		82,305
Issuance of common stock for stockholder investor relations		119		47,381				47,500
Issuance of common stock for stockholder investor relations (in shares)		118,750
Stock option expense				110,040				110,040
Sale of stock under Stock Equity Distribution Agreement		619		249,381				250,000
Sale of stock under Stock Equity Distribution Agreement (in shares)		618,697
Net loss						(1,277,001)		(1,277,001)
Balances at Dec. 31, 2010		12,108		18,913,269	(9,201,144)	(11,072,278)		(1,348,045)
Balances (in shares) at Dec. 31, 2010		12,107,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		131		264,869				265,000
Issuance of common stock for cash (in shares)		130,438
Contribution of common stock to 401(k) Plan		52		72,448				72,500
Contribution of common stock to 401(k) Plan (in shares)		51,784
Issuance of common stock for SEDA commitment fees		244		299,756				300,000
Issuance of common stock for SEDA commitment fees (in shares)		244,216
Stock option expense				92,498				92,498
Sale of stock under Stock Equity Distribution Agreement (Old)		193		164,807				165,000
Sale of stock under Stock Equity Distribution Agreement (Old) (in shares)		193,442
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		111		229,889				230,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		111,175
Stock Grant to Consultant for services rendered		15		6,735				6,750
Stock Grant to Consultant for services rendered (in shares)		15,000
Issuance of Common Stock committed for stock options exercised by officers/Director's			150	187,350				187,500
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)			150,000
Stock grants to foreign consultants			215	299,495				299,710
Stock grants to foreign consultants (in shares)			215,000
Adjustments for noncontrolling interests in Omagine LLC				90,429			45,416	135,845
Net loss						(1,804,451)		(1,804,451)
Balances at Dec. 31, 2011		12,854		20,621,545	(9,201,144)	(12,876,729)	45,416	(1,397,693)
Balances (in shares) at Dec. 31, 2011		12,853,701
Balances - committed to be issued at Dec. 31, 2011			365					365
Balances - committed to be issued (shares) at Dec. 31, 2011			365,000					365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of common stock to 401(k) Plan		51		76,199				76,250
Contribution of common stock to 401(k) Plan (in shares)		50,834
Stock option expense				1,761,076				1,761,076
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		68		89,932				90,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		68,480
Stock Grant to Consultant for services rendered		2		3,248				3,250
Stock Grant to Consultant for services rendered (in shares)		1,994
Issuance of Common Stock committed for stock options exercised by officers/Director's		150	(150)
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		150,000	(15,000)
Stock grants to foreign consultants		215	(215)
Stock grants to foreign consultants (in shares)		215,000	(215,000)
Stock Grant to a stockholder relations agent for fees		15	107	177,955
Stock Grant to a stockholder relations agent for fees (in shares)		15,000	107,500
Issuance of Common Stock for Rights Offering			1,014	1,266,526				1,267,540
Issuance of Common Stock for Rights Offering (in shares)			1,014,032
Issuance of Common Stock committed for Rights Offering		1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)		1,014,032	(1,014,032)
Adjustments for noncontrolling interests in Omagine LLC							(35,997)	(35,997)
Net loss						(2,789,976)		(2,789,976)
Balances at Dec. 31, 2012		14,369		23,996,481	(9,201,144)	(15,666,705)	9,419	(847,473)
Balances (in shares) at Dec. 31, 2012		14,369,041
Balances - committed to be issued at Dec. 31, 2012			107					107
Balances - committed to be issued (shares) at Dec. 31, 2012			107,500					107,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock committed to stockholder relations agent for fees		107	(107)
Issuance of common stock committed to stockholder relations agent for fees (in shares)		107,500	(107,500)
Issuance of common stock for cash		100		124,900				125,000
Issuance of common stock for cash (in shares)		100,000
Stock option expense				713,466				713,466
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		104		144,896				145,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		103,521
Issuance of Common Stock committed for stock options exercised by officers/Director's		4		2,716				2,720
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)		4,000
Stock Grant to a stockholder relations agent for fees
Stock committed to be issued for contribution to the 401(k) Plan			55	76,195				76,250
Stock committed to be issued for contribution to the 401(k) Plan (in shares)			55,253
Issuance of common stock committed for 401(k) Plan contribution		55	(55)
Issuance of common stock committed for 401(k) Plan contribution (in shares)		55,253	(55,253)
Issuance of common stock for cash		34		34,966				35,000
Issuance of common stock for cash (in shares)		33,889
Adjustments for noncontrolling interests in Omagine LLC							(19,657)	(19,657)
Net loss						(1,398,069)		(1,398,069)
Balances at Jun. 30, 2013		14,773		25,093,620	(9,201,144)	(17,064,774)	(10,328)	(1,167,763)
Balances (in shares) at Jun. 30, 2013		14,773,204
Balances - committed to be issued at Jun. 30, 2013
Balances - committed to be issued (shares) at Jun. 30, 2013

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (15,292,937)	$ (16,691,006)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)	(345,990)
Net loss attributable to noncontrolling interests in Omagine LLC	(19,657)	(20,639)	(35,997)	(20,156)	(56,153)	(75,810)
Depreciation and amortization	1,613	2,162	3,662	3,740	161,115	162,728
Impairment of Goodwill					5,079,919	5,079,919
Stock-based compensation related to stock options	713,466	880,538	1,761,076	92,498	2,213,549	2,927,015
Stock-based compensation related to issuanceof Common Stock for stockholder investor relations, including amortization of $140,323 arising from grant made in 2012 to service provider	140,323	15,000	3,250	6,750	18,251	365,900
Stock-based compensation related to issuance of Common Stock for 401(k) Plan contribution	76,250	76,250	76,250	72,500	346,250	422,500
Issuance of Common Stock for Consulting fees		3,250	178,077		225,577	18,251
Cancellation of Common Stock issued for consulting services					(10,951)	(10,951)
Issuance of Common Stock in satisfaction of SEDA commitment fees				300,000	450,000	450,000
Issuance of stock grants to foreign consultants				299,710	299,710	299,710
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(5,382)	16,826	(144,313)	(18,476)	(162,541)	(167,923)
Accounts Receivable					86,665	86,665
Inventories					65,401	65,401
Other assets					(235)	(235)
Accrued interest on convertible notes payable	13,637	(12,432)	25,625	51,061	184,210	197,847
Accounts payable	29,607	(259,468)	(232,531)	(16,800)	173,204	202,811
Accrued officers' payroll	123,750	65,500	168,000	259,501	1,113,635	1,237,385
Accrued expenses and other current liabilities	28,337	896	20,417	36,628	57,656	85,993
Customer deposits					(43,212)	(43,212)
Net cash flows used by operating activities	(296,125)	(655,975)	(966,460)	(737,495)	(5,436,877)	(5,733,002)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(5,538)	(9,393)		(41,566)	(41,566)
Net cash flows used by investing activities		(5,538)	(9,393)		(41,566)	(41,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors		5,960	5,960	8,659	(24,923)	(24,923)
Repayment of convertible notes payable			(25,000)		(25,000)	(25,000)
Proceeds of issuance of convertible notes payable					790,000	790,000
Proceeds from sale of common stock	307,720	90,000	90,000	660,000	28,711,000	3,178,820
Proceeds from exercise of common stock options and warrants					1,039,125	1,039,125
Purchase of common stock					(3)	(3)
Capital contributions from noncontrolling interests in Omagine LLC				156,000	156,000	156,000
Proceeds from Rights Offering concluded March 30, 2012		731,639	731,639		731,639	731,639
Net cash flows provided by financing activities	307,720	827,599	802,599	824,659	5,537,938	5,845,658
NET INCREASE IN CASH	11,595	166,086	(173,254)	87,164	59,495	71,090
CASH BEGINNING OF PERIOD	62,127	235,381	235,381	148,217		2,632
CASH END OF PERIOD	73,722	401,467	62,127	235,381	62,127	73,722
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,075	1,000	1,289	1,289	4,320	5,395
Interest paid		8,247	8,247		25,679	25,679
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired	0	0			49,146	49,146
Goodwill acquired					5,079,919	5,079,919
Fair value of liabilities assumed	0	0			(243,782)	(243,782)
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283	4,885,283
Issuance of convertible notes in satisfaction of accrued officer payroll					182,015	182,015
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944	126,944
Issuance of Common Stock in payment of accounts payable					342,030	342,030
Preferred stock dividend paid in Common Stock					102,399	102,399
Issuance of Common Stock to two officers, pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them					187,500	187,500
Issuance of Common Stock in satisfaction of salaries payable					100,000	100,000
Stock subscriptions from rights offering concluded March 30, 2012		1,267,540	1,267,540		1,267,540	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest		(276,643)	(328,139)		(328,139)	(328,139)
Accounts payable		(9,000)	(9,000)		(9,000)	(9,000)
Accrued officers' payroll		(227,434)	(175,938)		(175,938)	(175,938)
Due officers and directors		(22,824)	(22,824)		(22,824)	(22,824)
Total		(535,901)	(535,901)		(535,901)	(535,901)
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)		731,639	731,639		731,639	731,639
Issuance of Common Stock to stockholder relations agent for fees						$ 178,077

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) (Parentheticals) (USD $)	6 Months Ended
Jun. 30, 2013
Statement Of Cash Flows [Abstract]
Amortization of stock based compensation	$ 140,323

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
NOTE 1 - NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of the Business

Omagine, Inc. (“Omagine”) was incorporated in Delaware in October 2004. Omagine is a holding company which operates through its wholly owned subsidiary, Journey of Light, Inc., a New York corporation (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). LLC was formed by Omagine and JOL on November 23, 2009 under the laws of Oman and was organized to do business in Oman. Both JOL and LLC are in the real estate development business. Omagine, JOL and LLC are collectively referred to herein as the “Company”.

During 2005, 2006 and 2007 the Company had minimal operations and revenue from its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and in March 2008 each of Ty-Breakers and Contact was merged with and into Omagine. JOL was acquired by Omagine in October 2005. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and the notes thereto contained in the Company’s annual report on Form 10-K for the Company’s fiscal year ended December 31, 2012 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of the operating results for the respective full years.

Certain footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2012 filed with the SEC on April 1, 2013.

Summary of Significant Accounting Policies

Basis of Presentation– The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board (“FASB”) for DSE financial statements. The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock (“Common Stock”) via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented herein in DSE format from October 11, 2005, the date of the acquisition of JOL and inception of the DSE period, to June 30, 2013.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. All inter-company transactions have been eliminated in consolidation.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, amounts due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values based on market information available to management.

Cash and Cash Equivalents– The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At June 30, 2013 and December 31, 2012, cash includes approximately $33,200 and $36,000 respectively in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements". In the event that LLC signs a development agreement with the Government of Oman, LLC will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country. The Company reports interest and penalties as income tax expense. Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification 718, “Compensation – Stock Compensation” (“ASC 718”). For stock options granted, the Company has recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, the Company has recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Aggregate stock-based compensation expense for the six months ended June 30, 2013 and 2012 was $930,039 and $975,038, respectively. See Notes 5 and 6.

Earnings (Loss) Per Share– Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the relevant period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options, warrants and convertible securities) outstanding during the relevant period. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation. For the six months ended June 30, 2013 and 2012 respectively, the shares of Common Stock underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable Six Months Ended June 30,
	2013	2012
	(Unaudited)	(Unaudited)
Convertible Notes	133,629	148,780
Stock Options	2,261,000	1,293,500
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,816,753	7,805,954

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine and JOL. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement pursuant to which Omagine’s and JOL’s 100% ownership of Omagine LLC was reduced to 60%.

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman. Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the MENA Region. Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm. Consolidated Contractors (Oman) Company LLC (“CCC-Oman”) is a construction company with approximately 13,000 employees in Oman. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine & JOL	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Reclassifications – Certain 2012 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In October 2012, the FASB issued Accounting Standards Update No. 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in ASU 2012-04 will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03 (“ASU 2012-03”), “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114 (“SAB 114”), Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 . ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB 114. The Company anticipates that the adoption of ASU 2012-03 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. ASU 2011-11 is effective for annual and interim periods beginning on or after January 1, 2013. The Company anticipates that the adoption of ASU 2011-11 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”), “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. Among the new provisions in Accounting Standards Update No. 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

NOTE 1.	NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIE

Nature of the Business

Omagine, Inc. (“Omagine”) is a holding company incorporated in Delaware in October 2004 which operates through its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to as the “Company”. Both JOL and LLC are in the real estate development business. LLC is the Omani real estate development company established to do business in Oman.

Journey of Light Inc. (“JOL”) was acquired by the Company in October 2005. During 2005, 2006 and 2007 the Company had minimal operations and revenue from its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and Ty-Breakers and Contact were merged with and into their parent company in March 2008. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

Summary of Significant Accounting Policies

Basis of Presentation – The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board for DSE financial statements .

The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented in DSE format since the date of the acquisition of JOL on October 11, 2005, the date of inception of the DSE period to December 31, 2012.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. LLC is an Omani corporation, which was organized under the laws of the Sultanate of Oman on November 23, 2009. All inter-company transactions have been eliminated in consolidation.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values, based on market information available to management.

Cash and Cash Equivalents – The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At December 31, 2012, cash includes approximately $36,000   in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB101). In the event that a subsidiary of the Company signs a development agreement with the Government of Oman, such subsidiary will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the years ended December 31, 2012 and 2011 were $1,761,076 and $92,498 respectively. See Note 5.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted - average number of common shares outstanding during that period. Diluted earnings (loss) per share is based upon the weighted –average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

For the years ended December 31, 2012 and 2011, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Years Ended December 31,
	2012	2011
Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine, Inc. In May 2011, Omagine, Inc., JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine, Inc.’s 100% ownership of LLC was reduced to 60%. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of Topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” (“ASU 2012-03”).  ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The Company anticipates that the adoption of ASU 2012-03 is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”). Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

GOING CONCERN AND LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Going Concern and Liquidity Disclosure [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2013, the Company had negative working capital of $1,204,319. Further, the Company incurred net losses of $1,398,069 for the six months ended June 30, 2013 and $2,789,976 for the year ended December 31, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

NOTE 2 - GOING CONCERN AND LIQUIDITY

At December 31, 2012, the negative working capital of the Company was $867,822.  Further, the Company incurred net losses of $2,789,976 and 1,804,451 for the years ended December 31, 2012 and 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2013	2012
	(Unaudited)
Fair value of Common Stock committed to be issued to investor relations consultant on December 14, 2012 (issued January 16, 2013) for year 2013
investor relations services (See Note 5)	$11,378	$151,700
Travel advances	-	12,439
Totals	$11,378	$164,139

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:
	2012	2011
Fair value of common stock committed to be issued on December 14, 2012 (issued January 16, 2013) to investor relations consultant for year 2013 investor relations services (See Note 5)
	$151,700	-
Travel advances	$12,439	-
Service contract	-	$19,826

Totals	$164,139	$19,826

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Short-Term Debt [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

	June 30, 2013	December 31, 2012
Due to a director of the Company, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	$150,000	$150,000
Accrued Interest	41,165	33,726

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	32,414	28,695

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	10,493	8,014
	$334,072	$320,435

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

	December 31,	December 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	-	39,961
Accrued Interest	-	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued Interest	33,726	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	28,695	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	100,000
Accrued Interest	8,014	13,678
	$320,435	$647,949

COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 5 – COMMON STOCK

In January 2012 pursuant to a Stand-By Equity Distribution Agreement (the “SEDA”) with YA Global Master SPV Ltd. (“YA”), the Company sold 25,063 shares of Common Stock to YA for proceeds of $40,000 (See Note 8 under “Equity Financing Agreement”).

In January 2012, the Company paid a consultant for services rendered by issuing such consultant 1,994 restricted shares of Common Stock valued at $3,250.

In January 2012, the Company paid its investor relations vendor for services rendered by issuing such vendor 15,000 restricted shares of Common Stock valued at $15,000.

In February 2012 pursuant to the SEDA, the Company sold 17,705 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Financing Agreement”).

In March 2012 pursuant to the SEDA, the Company sold 25,712 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Financing Agreement”).

In March 2012 pursuant to a rights offering, the Company sold 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. The Company conducted the rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders of record as of February 24, 2012. The rights offering entitled such record shareholders to subscribe for up to 3,181,837 shares of the Company’s Common Stock at a subscription price of $1.25 per share of which subscriptions for 1,014,032 shares were received by the Company. Of the $1,267,540 of proceeds from the rights offering, $731,639 (representing 585,311 shares) was collected in cash and $535,901 (representing 428,721 shares) was satisfied through the reduction of Company debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company contributed an aggregate of 50,834 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing bid price of the Common Stock on the date of contribution.

On January 16, 2013, the Company paid its investor relations vendor for previously rendered and future services by issuing such vendor 107,500 restricted shares of Common Stock (the “IR Shares”) valued at $163,078 (the “IR Payment”). The Company committed to issue the IR Shares on December 14, 2012 and the valuation of the IR Shares is based on the $1.85 closing bid price of the Common Stock on such commitment date less an 18% restricted stock discount calculated using the Finnerty Method. At December 31, 2012, $11,377 of the IR Payment was expensed and $151,700 was included in prepaid expenses. $140,323 of the prepaid expenses were expensed during the first six months of 2013. (See Note 3).

On January 15, 2013 pursuant to a resolution of the Board of Directors, the Company committed to contribute an aggregate of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). Such shares were issued on April 30, 2013 and the $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on the January 15, 2013 commitment date.

On February 20, 2013, the Company sold 100,000 restricted shares of its Common Stock to a non-U.S. corporation which is an accredited investor for proceeds of $125,000.

In May 2013, the Company sold an aggregate of 33,889 restricted shares of its Common Stock to two accredited investors for aggregate proceeds of $35,000.

In May and June 2013 pursuant to the SEDA, the Company sold an aggregate of 103,521 shares of Common Stock to YA for proceeds of $145,000 (See Note 8 under “Equity Finance Agreement”).

NOTE 5 – COMMON STOCK

In January 2011, the Company issued and contributed a total of 51,784 restricted shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing bid price of the free trading Common Stock on the date of contribution.

From January 2011 to June 2011 the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 8 under “Equity Financing Agreements”).

From January to September of 2011, the Company sold to accredited investors a total of 130,438 restricted shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 restricted shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 restricted shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 8 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 8 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six non-U.S. consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing bid price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the Second SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 restricted shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 restricted shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the Second SEDA with YA Ltd. (See Note 8 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the Second SEDA with YA Ltd.  (See Note 8 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold a total of 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed a total of 50,834 restricted shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing bid price of the free trading Common Stock on the date of contribution.

On December 14, 2012, the Company committed to issue 107,500 shares of restricted stock (which were issued January 16, 2013) to an investor relations consultant for services rendered valued at $163,077. The $163,077 valuation is based on the $1.85 closing bid price of the free trading common stock on the December 14, 2012 commitment date less an 18% restricted stock discount (which was calculated using the Finnerty Method). As discussed in Note 3, $151,700 is included in prepaid expenses and other current assets at December 31, 2012 which will be amortized as investor relations expense in 2013 and $11,377 representing 2012 services has been expensed as investor relations expense in 2012.

STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 6 – STOCK OPTIONS AND WARRANTS

Stock Options

The adoption of the Omagine, Inc. 2003 Stock Option Plan (the “Plan”) has been ratified by the Company’s shareholders who also authorized the Board of Directors to reserve 2,500,000 shares of the Company’s authorized but unissued Common Stock for issuance under the Plan. The Company has registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The Plan expires August 31, 2013. The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the six months ended June 30, 2013 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)		Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01		5.67		$13,860
Granted in Q1 2012	1,994,000	$1.70		0.75		-
Forfeited in Q1 2012	(50,000)	$1.70		-		-
Granted in Q2 2012	23,000	$1.70		0.92		-
Outstanding June 30, 2012	2,311,000	$1.75		1.25		$63,160
Exercisable June 30, 2012	1,293,500	$1.74		1.50		$63,160

Outstanding at January 1, 2013	2,299,000	$1.79		1.58		$52,960
Granted in Q1 2013	2,000	$1.38		-		-
Exercised in Q2 2013	(4,000)	$0.68		-		-
Expired in Q2 2013	(6,000)	$4.50		-		-
Outstanding at June 30, 2013	2,291,000	$1.73		1.08		$53,220
Exercisable at June 30, 2013	2,261,000	$1.72	1.00		$53,220

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012, an independent director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested, and the expiration date of his January 2012 Options and all others then held by him were fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. As of the date hereof all January 2012 Options are fully vested. On December 26, 2012 pursuant to a resolution of the Board of Directors, the December 31, 2012 expiration date of the 1,965,000 January 2012 Options then vested and outstanding was extended to December 31, 2013 (the “Extension”).

Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to the Company and who also holds 160,000 stock options presently exercisable at $1.25 per share which expire on March 31, 2017 and which were granted pursuant to a March 2007 consulting agreement which expires on December 31, 2013; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company paid $2,000 per month in consulting fees totaling $24,000 during each of the years ended December 31, 2012 and 2011; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered during 2012 (who was also paid $1,000 during the year ended December 31, 2012 for services rendered). The Company incurred an expense of $30,220, included in Other selling, general and administrative expenses, during 2012 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

All January 2012 Options are fully vested, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and expire on December 31, 2013. The fair value of the 1,994,000 January 2012 Options granted in January 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates). The fair value of the 21,000 January 2012 Options granted in April 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates).

Prior to the Extension, the fair value of all January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed evenly by the Company over the one year 2012 requisite service period of such January 2012 Options.

The $1,373,326 estimated fair value of the Extension was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate), and such fair value is being expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

On January 15, 2013 pursuant to a resolution of the Board of Directors an independent director was granted 2,000 stock options valued at $2,700 which expire on January 14, 2018 and are exercisable at $1.38.

Salvatore J. Bucchere was an independent director of the Company until his death in April 2012. On April 8, 2013, the Estate of Salvatore J. Bucchere exercised four thousand (4,000) stock options to purchase four thousand (4,000) shares of the Company’s Common Stock. 2,000 of such stock options were at an exercise price of $0.51 per share and the other 2,000 of such stock options were at an exercise price of $0.85 per share.

A summary of the status of the Company’s non-vested shares as of June 30, 2013 and 2012, and changes during the six month periods then ended is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at January 1, 2012	60,000	$2.60	6.83
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited in Q1 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.38	4.83
Nonvested shares at June 30, 2013	30,000	$2.60	5.33

Stock Options Outstanding as of June 30, 2013 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017
2013		2,000	2,000	$1.38	January 14,2018
Totals		2,291,000	2,261,000

(A)  The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at June 30, 2013:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.58	6,000	$0.74
$1.01 - $2.00	2,129,000	1.67	0.75	2,129,000	1.67
$2.00 - $3.00	156,000	2.60	5.08	126,000	2.60

Totals	2,291,000	$1.73	1.08	2,261,000	$1.72

As of June 30, 2013, there was $715,626 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $713,466 in 2013, $540 in each of 2014, 2015, 2016 and 2017.

Warrants

The Company has distributed 6,422,124 Common Stock purchase warrants (“Warrants“) to its common stockholders of record as of February 24, 2012 (the “Record Shareholders”). On April 26, 2013, the Company received the formal approval order from the California Department of Corporations qualifying the Warrants in California. In May 2013, 58,450 of such 6,422,124 Warrants were distributed to Record Shareholders who are residents of California. The registration statement registering 6,363,674 Warrants and Common Stock underlying such Warrants was declared effective by the SEC on February 13, 2012 but such effectiveness expired on November 12, 2012. The registration statement registering 58,450 Warrants and Common Stock underlying such Warrants (the “California Registration “) was declared effective by the SEC on April 25, 2013 and remains effective as of the date hereof. The Company intends to file a post-effective amendment to the California Registration with the SEC covering the registration of all 6,422,124 issued and outstanding Warrants and the 6,422,124 Common Shares underlying such Warrants..

Each Warrant is exercisable for the purchase of one whole share of Common Stock. The exercise price of 3,211,062 Warrants is $5.00 per share and the exercise price of the other 3,211,062 Warrants is $10.00 per share. Pursuant to a resolution of the Board of Directors dated July 16, 2013, the original December 31, 2013 expiration date for the Warrants was extended for one year. All Warrants expire on December 31, 2014 (See Note 10 – Subsequent Events) unless redeemed earlier by the Company upon 30 days prior written notice to the Warrant holders.. The exercise prices of the Warrants and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

NOTE 6 – STOCK OPTIONS AND WARRANTS

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of Common Stock for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the Plan by filing a registration statement with the SEC on Form S-8. The S-8 registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was ratified by the Company’s shareholders on October 14, 2011. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the years ended December 31, 2012 and 2011:

	Number of Shares		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)		Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000			$1.96		4.58		$207,060
Granted in 2011	6,000			$0.85		4.92		-
Exercised in 2011	(150,000)			$1.25		-		-
Forfeited in 2011	(40,000)			$4.10		-		-
Outstanding December 31, 2011	344,000			$2.01		5.67		$13,860

Exercisable at December 31, 2011	284,000			$1.88		5.42		$13,860

Granted in 2012	2,017,000	(A)		$1.70		0.94		-
Exercised in 2012	-			-		-		-
Forfeited in 2012	(62,000)		$2.19		-		-
Outstanding December 31, 2012	2,299,000			$1.79		1.58		$52,960

Exercisable at December 31, 2012	2,269,000			$1.78		1.50		$52,960

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012, an independent director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested and the expiration date of his January 2012 Options and all others then held by him were fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the former independent director that died, all other One Year Options vested 50% on the date of issuance and 50% on July 1, 2012 and were to expire on December 31, 2012.  On December 26, 2012 pursuant to a resolution of the Board of Directors, the December 31, 2012 expiration date of the 1,965,000 January 2012 Options then outstanding was extended to December 31, 2013 (the “Extension”).

Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to the Company and who also holds 160,000 stock options presently exercisable at $1.25 per share which expire on March 31, 2017 and which were granted pursuant to a March 2007 consulting agreement which expires on December 31, 2013; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 during each of the years ended December 31, 2012 and 2011; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 during the year ended December 31, 2012 for services rendered). The Company incurred an expense of $30,220 during 2012 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

All January 2012 Options are fully vested, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and now expire on December 31, 2013. The fair value of the 1,994,000 January 2012 Options granted in January 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates). The fair value of the 21,000 January 2012 Options granted in April 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates).

Prior to the Extension, the fair value of all January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed evenly by the Company over the one year 2012 requisite service period of such January 2012 Options.

The $1,373,326 estimated fair value of the Extension was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate), and such fair value is being expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

A summary of the status of the Company’s non-vested shares as of December 31, 2012 and 2011, and changes during the years ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in 2011	6,000	$0.85	4.92
Vested in 2011	(70,000)	$1.83	6.21
Nonvested shares at December 31, 2011	60,000	$2.60	6.83

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Stock Options Outstanding as of December 31, 2012 (all non-qualified) consist of:

Year Granted	Number Outstanding		Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		6,000	6,000	$4.50	April 08, 2013
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	April 08, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		2,000	2,000	$0.85	April 08, 2013
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,299,000	2,269,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

The following table summarizes information about stock options outstanding at December 31, 2012:

Stock Options Outstanding

Exercisable

Range of Exercise Prices

Number of Shares

Weighted Average Exercise Price

Weighted Average Remaining Contractual Term (in years)

Number of Shares

Weighted Average Exercise Price
 $0.50 - $1.00   10,000  $0.71   1.92   10,000  $0.71 $1.01 - $2.00   2,127,000   1.73   1.25   2,127,000   1.73 $.00 - $3.00   156,000   2.60   5.58   126,000   2.60 $4.00 - $5.00   6,000   4.50   0.25   6,000   4.50
Totals
   2,299,000  $1.79   1.58   2,269,000  $1.78

As of December 31, 2012, there was $1,426,392 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized in 2013.

Warrants

Simultaneously with the rights offering conducted by the Company between February 24, 2012 and March 30, 2012, the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. Each Warrant is exercisable for the purchase of one whole share of Common Stock. The exercise price of 3,181,837 of such Warrants is $5.00 per share and the exercise price of the other 3,181,837 of such Warrants is $10.00 per share. The Company did not distribute 58,450 Warrants (the “California Warrants”) to certain of its shareholders who were residents of California (the “California Shareholders”) because the registration and/or qualification in California of the California Warrants and the common stock underlying the California Warrants had not yet been approved by the California Department of Corporations (the “California Approval”). The Company received the California Approval on February 13, 2013 and subject to the SEC declaring effective the registration statement registering the California Warrants and the common stock underlying the California Warrants, the Company intends to distribute the 58,450 California Warrants (29,225 exercisable at $5 and 29,225 exercisable at $10) to the California Shareholders. All Warrants expire on December 31, 2013 unless redeemed earlier by the Company upon 30 days prior notice to the Warrant holders. The exercise prices of the Warrants and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7 - INCOME TAXES

Deferred tax assets are comprised of the following:

	June 30,	December 31,
	2013	2012
	(Unaudited)
Federal net operating loss carry forwards	$4,942,000	$4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,412,000	1,354,000
	6,354,000	6,093,000
Less: Valuation allowance	(6,354,000)	(6,093,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at June 30, 2033.

At June 30, 2013, the Company had federal net operating loss carry forwards of approximately $14,120,000, expiring in various amounts from fiscal year 2017 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

NOTE 7 - INCOME TAXES

Deferred tax assets are comprised of the following:

	December 31, 2012	December 31, 2011
Federal net operating loss carry forwards	$4,739,000	$4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,354,000	1,272,000
	6,093,000	5,727,000
Less: Valuation allowance	(6,093,000)	(5,727,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at December 31, 2012.

At December 31, 2012, the Company had federal net operating loss carry forwards of approximately $13,541,000, expiring in various amounts from fiscal year 2017 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 8 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a lease which was extended in March 2013 and now expires on December 31, 2015. Omagine LLC leases office space in Muscat, Oman under a lease expiring December 31, 2013. Rent expense for the six months ended June 30, 2013 and 2012 was $68,212 and $58,675, respectively.

The extended lease on the Company’s executive office in New York provides for payment to the landlord for escalation in real estate taxes above the base period and for allocation of electricity usage. It also required the Company to increase the security deposit under the lease from $12,154 to $29,300.

At June 30, 2013 the future minimum lease payments under non-cancelable operating leases were as follows:

2013	$51,439
2014	102,878
2015	102,878
Total	$257,195

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001 which expired on December 31, 2010, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2013 and the year ended December 31, 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $335,654 and $273,154 respectively. During the year ended December 31, 2012, an aggregate of $403,413 ($155,921 of accrued but unpaid officer’s compensation due to this Company officer and $247,492 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 322,730 Rights to purchase 322,730 shares of the Company’s Common Stock at $1.25 per share.

Omagine had been obligated to employ its Vice-President and Secretary under a previous employment agreement with this individual. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2013 and the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation on the basis of an annual salary of $100,000 due to its Vice President and Secretary. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $173,575 and $145,658, respectively. During the year ended December 31, 2012, an aggregate of $63,088 ($11,591 of accrued but unpaid officer’s compensation due to this Company officer and $51,497 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 50,470 Rights to purchase 50,470 shares of the Company’s Common Stock at $1.25 per share.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the six months ended June 30,2013 and the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation on the basis of an annual salary of $80,000 due to its Controller and Principal Accounting Officer. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $135,883 and $102,550, respectively. During the year ended December 31, 2012, $31,250 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized by this individual for the exercise of 25,000 Rights to purchase 25,000 shares of the Company’s Common Stock at $1.25 per share.

Equity Financing Agreement

On May 4, 2011, Omagine and an investment fund, YA Global Master SPV Ltd. (“YA”), entered into a two year Stand-By Equity Distribution Agreement which was amended on June 21, 2011 (the “SEDA”). Pursuant to the SEDA, Omagine issued 244,216 restricted shares of its Common Stock to YA in satisfaction of $300,000 of commitment fees due to YA pursuant to the SEDA. The SEDA was originally scheduled to expire on September 1, 2013 but, as of July 26, 2013, it was amended by the parties without any further commitment fee to extend it for one year. The SEDA now expires on September 1, 2014 (See Note 10 – Subsequent Events). Pursuant to the terms of the SEDA, Omagine may, in its sole discretion and upon giving written notice to YA (an “Advance Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the SEDA) immediately following such Advance Notice (the “Pricing Period”). Omagine is not obligated to sell any Shares to YA but may, over the term of the SEDA and in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equals up to $10,000,000 in the aggregate. YA is obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the resale by YA of the Shares sold to YA under the SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA must be separated by a time period equal to five Trading Days, and (iv) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the “Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of shares of the Common Stock for such Trading Day by the closing bid price for a share of Common Stock on such trading day. The Registration Statement filed by Omagine was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the Registration Statement with the SEC to continue to make sales of Shares to YA available to it pursuant to the SEDA and on April 25, 2013 the SEC declared such Registration Statement to be effective.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing by its 60% owned Omagine LLC subsidiary and the Government of Oman of a Development Agreement for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

Omagine, Inc. and JOL organized Omagine LLC in Oman with an initial cash capital of twenty thousand (20,000) Omani Rials (equivalent to approximately $52,000). Subsequently, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an additional cash capital contribution of 70,000 Omani Rials (equivalent to approximately $182,000) into Omagine LLC and agreed to make a further additional cash capital contribution (the “OMAG Final Equity Investment”) to Omagine LLC after the execution of the Development Agreement and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement) of 210,000 Omani Rials (equivalent to approximately $546,000). As of the date hereof Omagine, Inc. has invested 90,000 Omani Rials (equivalent to approximately $234,000) into Omagine LLC and has made cash advances of 12,000 Omani Rials (equivalent to approximately $31,200) to Omagine LLC against the OMAG Final Equity Investment.

Further pursuant to the Shareholder Agreement, the New Investors, in exchange for a 40% share ownership of Omagine LLC, made initial cash capital contributions to Omagine LLC totaling 60,000 Omani Rials (equivalent to approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC at the Financing Agreement Date of 26,628,125 Omani Rials (equivalent to approximately $69,233,125). In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

NOTE 8 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in February 2013 for an additional two years and ten months. The Company also leases office space in Muscat, Oman under a lease expiring June 30, 2013. Rent expense for the years ended December 31, 2012 and 2011 was $123,978 and $133,118 respectively.

The extended lease on the Company’s executive office in New York provides for payment to the landlord for escalation in real estate taxes above a base period, and for an allocated share of electricity usage.

At December 31, 2012 (as adjusted for the February 2013 lease extension), the future minimum lease payments under non-cancelable operating leases were as follows:

2013	$112,466
2014	102,878
2015	102,878
Total	$318,222

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2012 and 2011, the Company has continued to accrue salary payable to the President on the basis of an annual salary of $125,000. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $273,154 and $281,250 respectively. During the year ended December 31, 2012, an aggregate of $403,413 ($155,921 of accrued but unpaid officer’s compensation due to this Company officer and $247,492 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 322,730 Rights to purchase 322,730 shares of the Company’s common stock at $1.25 per share. During the year ended December 31, 2011, $125,000 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 100,000 stock options at $1.25 per share by this individual.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2012 and 2011, the Company partially paid and partially accrued officer’s compensation of $100,000 due in each such year to its Vice President and Secretary. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $145,658 and $139,249 respectively. During the year ended December 31, 2012, an aggregate of $63,088 ($11,591 of accrued but unpaid officer’s compensation due to this Company officer and $51,497 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 50,470 Rights to purchase 50,470 shares of the Company’s common stock at $1.25 per share. During the year ended December 31, 2011, $62,500 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 50,000 stock options at $1.25 per share by this individual.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation of $80,000 due to its Controller and Principal Accounting Officer. For the years ended December 31, 2012 and 2011, the Company partially paid and partially accrued officer’s compensation of $80,000 due in each such year to its Controller and Principal Accounting Officer. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $102,550 and $108,800 respectively. During the year ended December 31, 2012, $31,250 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized by this individual for the exercise of 25,000 Rights to purchase 25,000 shares of the Company’s common stock at $1.25 per share.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the resale by YA of the Shares sold to YA under the SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales of Shares to YA available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and pursuant to such amendment Omagine issued an additional 67,745 restricted shares of Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee. The Registration Statement filed by Omagine was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the original registration statement with the SEC on September 12, 2012 to continue to make sales of Shares to YA Ltd. available to it pursuant to the New SEDA and, as of the date of this report, the SEC has not yet declared such amendment to be effective. The New SEDA automatically expires on September 1, 2013.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement).  In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9 – RELATED PARTY TRANSACTIONS

At June 30, 2013 and December 31, 2012, accounts payable and accrued expenses and other current liabilities includes $9,137 and $2,000 respectively due to officers and directors of the Company.
NOTE 9 – RELATED PARTY TRANSACTIONS At December 31, 2012 and 2011, accounts payable includes $2,000 and $15,542 respectively due to officers and directors of the Company.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS

On July 9, 2013, the Company sold 10,000 restricted shares of its Common Stock to an accredited investor for proceeds of $10,000.

On July 16, 2013 pursuant to a resolution of the Board of Directors, the expiration date of the $5 and $10 Warrants was extended for one year from December 31, 2013 to December 31, 2014.

In July 26, 2013 pursuant to the SEDA, the Company sold an aggregate of 22,762 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Finance Agreement”).

On July 26, 2013, the Company and YA, the investment fund which is a party to the SEDA with the Company, entered into a loan agreement (the “YA Loan Agreement “) whereby the Company borrowed $200,000 from YA for 12 months at an annual interest rate of 10%.  The note evidencing the loan will require no payment in the first month followed by 11 monthly payments of principal as follows: 3 monthly payments of $12,500 followed by 3 monthly payments of $17,500 followed by 4 monthly payments of $20,000 followed by 1 final payment of $30,000. Each of the 11 installment payments will also have accrued interest added to it. The YA Loan Agreement calls for a 10% monitoring and management fee equal to $20,000 to be escrowed and paid to Yorkville Advisors, LLC thereby making the net loan proceeds to the Company equal to $180,000. Such $180,000 of funding will only be received by the Company after a post-effective amendment updating the currently effective SEDA registration statement is declared effective by the SEC. The Company intends to file such post-effective amendment with the SEC as soon as practicable after the date hereof. As part of the YA Loan Agreement Omagine and YA also agreed to extend the expiration date of the SEDA for one year without any further commitment fee. The SEDA now expires on September 1, 2014.

On July 29, 2013, the Company sold 27,273 restricted shares of its Common Stock to an accredited investor for proceeds of $30,000.

NOTE 10 – SUBSEQUENT EVENTS

On January 2, 2013, Omagine LLC signed a letter of intent with the investment banking and real estate advisory departments of BNP Paribas S.A. memorializing Omagine LLC’s intention to engage BNP Paribas, Wholesale Banking, Bahrain through its Corporate & Investment Banking department as its financial adviser for the Omagine Project and BNP Paribas Real Estate Property and Management LLC as its real estate adviser.

On January 15, 2013 pursuant to a resolution of the Board of Directors (i) an independent director was granted 2,000 Stock Options which expire on January 14, 2018 and are exercisable at $1.38, and (ii) the Company committed to issue and contribute a total of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on January 15, 2013.

On February 11, 2013, the Company extended the operating lease on its executive office in New York, NY for an additional two years and ten months and increased the security deposit held by the landlord under the lease from $12,154 to $29,300.  The lease now expires on December 31, 2015.

On February 20, 2013, the Company sold 100,000 restricted shares of its Common Stock at $1.25 per share to a non-U.S. corporation which is an accredited investor for $125,000 and such 100,000 shares were issued on February 26, 2013.

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation– The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board (“FASB”) for DSE financial statements. The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock (“Common Stock”) via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented herein in DSE format from October 11, 2005, the date of the acquisition of JOL and inception of the DSE period, to June 30, 2013.

Basis of Presentation – The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board for DSE financial statements .

The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented in DSE format since the date of the acquisition of JOL on October 11, 2005, the date of inception of the DSE period to December 31, 2012.

Principles of Consolidation	Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. All inter-company transactions have been eliminated in consolidation.
Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. LLC is an Omani corporation, which was organized under the laws of the Sultanate of Oman on November 23, 2009. All inter-company transactions have been eliminated in consolidation.

Financial Instruments
Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, amounts due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values based on market information available to management.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values, based on market information available to management.

Cash and Cash Equivalents
Cash and Cash Equivalents– The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At June 30, 2013 and December 31, 2012, cash includes approximately $33,200 and $36,000 respectively in an Oman bank account not covered by FDIC insurance.

Cash and Cash Equivalents – The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At December 31, 2012, cash includes approximately $36,000   in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties
Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition
Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements". In the event that LLC signs a development agreement with the Government of Oman, LLC will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB101). In the event that a subsidiary of the Company signs a development agreement with the Government of Oman, such subsidiary will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment	Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.	Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.
Income Taxes
Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country. The Company reports interest and penalties as income tax expense. Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation
Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification 718, “Compensation – Stock Compensation” (“ASC 718”). For stock options granted, the Company has recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, the Company has recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Aggregate stock-based compensation expense for the six months ended June 30, 2013 and 2012 was $930,039 and $975,038, respectively. See Notes 5 and 6.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the years ended December 31, 2012 and 2011 were $1,761,076 and $92,498 respectively. See Note 5.

Earnings (Loss) Per Share
Earnings (Loss) Per Share– Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the relevant period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options, warrants and convertible securities) outstanding during the relevant period. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation. For the six months ended June 30, 2013 and 2012 respectively, the shares of Common Stock underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable Six Months Ended June 30,
	2013	2012
	(Unaudited)	(Unaudited)
Convertible Notes	133,629	148,780
Stock Options	2,261,000	1,293,500
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,816,753	7,805,954

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted - average number of common shares outstanding during that period. Diluted earnings (loss) per share is based upon the weighted –average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

For the years ended December 31, 2012 and 2011, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Years Ended December 31,
	2012	2011
Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Non-controlling Interests in Omagine LLC
Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine and JOL. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement pursuant to which Omagine’s and JOL’s 100% ownership of Omagine LLC was reduced to 60%.

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman. Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the MENA Region. Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm. Consolidated Contractors (Oman) Company LLC (“CCC-Oman”) is a construction company with approximately 13,000 employees in Oman. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine & JOL	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine, Inc. In May 2011, Omagine, Inc., JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine, Inc.’s 100% ownership of LLC was reduced to 60%. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications	Reclassifications – Certain 2012 account balances have been reclassified to conform to the current year’s presentation.	Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In October 2012, the FASB issued Accounting Standards Update No. 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in ASU 2012-04 will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03 (“ASU 2012-03”), “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114 (“SAB 114”), Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 . ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB 114. The Company anticipates that the adoption of ASU 2012-03 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. ASU 2011-11 is effective for annual and interim periods beginning on or after January 1, 2013. The Company anticipates that the adoption of ASU 2011-11 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”), “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. Among the new provisions in Accounting Standards Update No. 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of Topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” (“ASU 2012-03”).  ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The Company anticipates that the adoption of ASU 2012-03 is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”). Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities

	Shares Issuable Six Months Ended June 30,
	2013	2012
	(Unaudited)	(Unaudited)
Convertible Notes	133,629	148,780
Stock Options	2,261,000	1,293,500
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,816,753	7,805,954

	Shares Issuable
	Years Ended December 31,
	2012	2011
Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Percent
Shareholder	Ownership
Omagine & JOL	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets

	June 30,	December 31,
	2013	2012
	(Unaudited)
Fair value of Common Stock committed to be issued to investor relations consultant on December 14, 2012 (issued January 16, 2013) for year 2013
investor relations services (See Note 5)	$11,378	$151,700
Travel advances	-	12,439
Totals	$11,378	$164,139

	2012	2011
Fair value of common stock committed to be issued on December 14, 2012 (issued January 16, 2013) to investor relations consultant for year 2013 investor relations services (See Note 5)
	$151,700	-
Travel advances	$12,439	-
Service contract	-	$19,826

Totals	$164,139	$19,826

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of convertible notes payable and accrued interest
	June 30, 2013	December 31, 2012
Due to a director of the Company, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	$150,000	$150,000
Accrued Interest	41,165	33,726

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	32,414	28,695

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	10,493	8,014
	$334,072	$320,435

	December 31,	December 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	-	39,961
Accrued Interest	-	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued Interest	33,726	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	28,695	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	100,000
Accrued Interest	8,014	13,678
	$320,435	$647,949

STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan

Outstanding June 30, 2012
  2,311,000  $1.75   1.25  $63,160
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01	5.67	$13,860
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Forfeited in Q1 2012	(50,000)	$1.70	-	-
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercisable June 30, 2012	1,293,500	$1.74	1.50	$63,160

Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	$0.68	-	-
Expired in Q2 2013	(6,000)	$4.50	-	-
Outstanding at June 30, 2013	2,291,000	$1.73	1.08	$53,220
Exercisable at June 30, 2013	2,261,000	$1.72	1.00	$53,220

	Number of Shares		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000		$1.96	4.58	$207,060
Granted in 2011	6,000		$0.85	4.92	-
Exercised in 2011	(150,000)		$1.25	-	-
Forfeited in 2011	(40,000)		$4.10	-	-
Outstanding December 31, 2011	344,000		$2.01	5.67	$13,860

Exercisable at December 31, 2011	284,000		$1.88	5.42	$13,860

Granted in 2012	2,017,000	(A)	$1.70	0.94	-
Exercised in 2012	-		-	-	-
Forfeited in 2012	(62,000)		$2.19	-	-
Outstanding December 31, 2012	2,299,000		$1.79	1.58	$52,960

Exercisable at December 31, 2012	2,269,000		$1.78	1.50	$52,960

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at January 1, 2012	60,000	$2.60	6.83
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited in Q1 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.38	4.83
Nonvested shares at June 30, 2013	30,000	$2.60	5.33

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in 2011	6,000	$0.85	4.92
Vested in 2011	(70,000)	$1.83	6.21
Nonvested shares at December 31, 2011	60,000	$2.60	6.83

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Schedule of non-qualified stock options outstanding
Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017
2013		2,000	2,000	$1.38	January 14,2018
Totals		2,291,000	2,261,000
(A)  The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Stock Options Outstanding as of December 31, 2012 (all non-qualified) consist of:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2007	6,000	6,000	$4.50	April 08, 2013
2008	150,000	120,000	$2.60	September 23, 2018
2008	6,000	6,000	$2.60	September 23, 2013
2010	2,000	2,000	$0.51	April 08, 2013
2010	2,000	2,000	$0.51	June 30, 2015
2011	2,000	2,000	$0.85	April 08, 2013
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2013
2012	2,000	2,000	$1.70	April 12, 2017

Totals	2,299,000	2,269,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.58	6,000	$0.74
$1.01 - $2.00	2,129,000	1.67	0.75	2,129,000	1.67
$2.00 - $3.00	156,000	2.60	5.08	126,000	2.60

Totals	2,291,000	$1.73	1.08	2,261,000	$1.72

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	1.92	10,000	$0.71
$1.01 - $2.00	2,127,000	1.73	1.25	2,127,000	1.73
$.00 - $3.00	156,000	2.60	5.58	126,000	2.60
$4.00 - $5.00	6,000	4.50	0.25	6,000	4.50
Totals	2,299,000	$1.79	1.58	2,269,000	$1.78

INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30,	December 31,
	2013	2012
	(Unaudited)
Federal net operating loss carry forwards	$4,942,000	$4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,412,000	1,354,000
	6,354,000	6,093,000
Less: Valuation allowance	(6,354,000	(6,093,000
Total	$-	$-

	December 31, 2012	December 31, 2011
Federal net operating loss carry forwards	$4,739,000	$4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,354,000	1,272,000
	6,093,000	5,727,000
Less: Valuation allowance	(6,093,000)	(5,727,000)
Total	$-	$-

COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2013	$51,439
2014	102,878
2015	102,878
Total	$257,195

2013	$112,466
2014	102,878
2015	102,878
Total	$318,222

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Antidilutive securities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	8,816,753	7,805,954	8,760,848	572,621
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	133,629	148,780	128,174	288,621
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	2,261,000	1,293,500	2,269,000	84,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,422,124	6,363,674	6,363,674

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of persons and ownership percentages (Details 1)	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	100.00%	100.00%
OMAGINE, INC.
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%
RCA
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	25.00%	25.00%
CCC-Panama
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	10.00%	10.00%
CCC-Oman
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	5.00%	5.00%

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	May 01, 2006	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Subsidiaries	Jun. 30, 2012	Dec. 31, 2012 Subsidiaries	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	May 31, 2011
Accounting Policies [Abstract]
Ownership percentage owned by Omagine and JOL		60.00%		60.00%		60.00%		60.00%	60.00%	100.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued				2		2
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000							$ 1,004,666	$ 1,004,666
Stock option expense				713,466	880,538	1,761,076	92,498	2,213,549	2,927,015
Aggregate stock-based compensation expense				930,039	975,038
Amount in Oman bank account not covered by FDIC insurance		$ 33,200		$ 33,200		$ 36,000		$ 36,000	$ 33,200

NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue			$ 5.5		$ 5,500
Entity Number Of Employees	120,000		120,000		120,000		120,000	120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000		13,000		13,000	13,000

GOING CONCERN AND LIQUIDITY (Detail Textuals) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2005	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013
Going Concern and Liquidity Disclosure [Abstract]
Working capital	$ 1,204,319			$ 1,204,319		$ (867,822)							$ (867,822)	$ 1,204,319
Net losses	$ (612,026)	$ (705,441)	$ (5,534,319)	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (15,292,937)	$ (16,691,006)

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Fair value of Common Stock committed to be issued to investor relations consultant on December 14, 2012 (issued January 16, 2013) for year 2013	$ 11,378	$ 151,700
Travel advances		12,439
Service contract			19,826
Totals	$ 11,378	$ 164,139	$ 19,826

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 334,072	$ 320,435	$ 647,949
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Principal			192,054
Accrued Interest			51,649
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Principal			39,961
Accrued Interest			10,747
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	41,165	33,726	18,685
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	32,414	28,695	21,175
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	100,000
Accrued Interest	$ 10,493	$ 8,014	$ 13,678

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Parentheticals) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Convertible notes payable 8% accrued interest rate due on demand at $2.00 per share conversion price due to president
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables		8.00%
Conversion price		$ 2
Convertible notes payable 8 % accrued interest rate due on demand at $2.00 per share conversion price due to secretary
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables		8.00%
Conversion price		$ 2
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.5	$ 2.5
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.5	$ 2.5
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.5	$ 2.5

COMMON STOCK (Detail Textuals) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended					1 Months Ended				5 Months Ended	6 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2013	Apr. 13, 2012 Officers and Directors	Jan. 31, 2012 Restricted Common Stock Shares Consultant	Jan. 31, 2012 Restricted Common Stock Shares Investor Relations Consultant	May 31, 2012 Restricted Common Stock Shares Officers and Directors Plan 401 K	Jan. 31, 2011 Restricted Common Stock Shares Officers and Directors Plan 401 K	Jan. 15, 2013 Restricted Common Stock Shares Officers and Directors Plan 401 K	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement Restricted Common Stock Shares	Aug. 29, 2011 Employment Agreements President and secretary
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued to YA Global Master SPV Ltd. (YA)											25,712	17,705	25,063	244,216	111,175	193,442	244,216
Proceeds from issuance of common stock	$ 1,267,540										$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000		$ 150,000
Number of shares issued for services						1,994	15,000
Proceeds from issuance of common stock		7,501	750			3,250	15,000
Number of shares issued and contributed pursuant (in shares)								50,834	51,784
Shares issued and contributed pursuant, Amount								76,250	72,500,000
Closing bid price of common stock								$ 1.5	$ 1.4	$ 1.38
Number of shares issued, exercise price (in dollars per share)				$ 1.73														$ 1.25
Number of shares, granted					11,000													150,000
Aggregate exercise amount																		187,500
Reduction In Accrued Payroll																		$ 187,500

COMMON STOCK (Detail Textuals 1) (USD $)	6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended	1 Months Ended				5 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Mar. 31, 2012 Rights	Mar. 30, 2012 Rights	May 31, 2013 Restricted Stock	Jun. 30, 2011 Restricted Stock Standby Equity Distribution Agreement	Mar. 30, 2012 Officers and Directors Rights	May 31, 2012 Officers and Directors Restricted Stock Plan 401 K	Jan. 31, 2011 Officers and Directors Restricted Stock Plan 401 K	Jan. 15, 2013 Officers and Directors Restricted Stock Plan 401 K	Jan. 31, 2012 Consultant Restricted Stock	Jan. 31, 2012 Investor Relations Consultant Restricted Stock	Jan. 16, 2013 Foreign Consultants Restricted Stock	Feb. 20, 2013 Foreign Consultants Restricted Stock	Dec. 14, 2012 Foreign Consultants Restricted Stock	Dec. 08, 2011 Foreign Consultants Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Issuance of common stock for cash (in shares)																				33,889								107,500	100,000	107,500	215,000
Issuance of common stock for consulting services							$ 7,501	$ 750																		$ 3,250	$ 15,000	$ 163,078		$ 163,077	$ 299,710
Closing bid price																							$ 1.5	$ 1.4	$ 1.38			$ 1.85		$ 1.7	$ 1.85
Restricted stock discount																												18.00%		18.00%	18.00%
Method of discount calculation																												Finnerty Method		Finnerty Method	Finnerty Method
Toal expensed made from the prepaid expense	140,323
Number of shares issued												25,712	17,705	25,063	244,216	111,175	193,442				244,216	1,014,032
Proceeds from issuance of common stock			1,267,540									25,000	25,000	40,000		230,000	165,000					1,267,540
Number of shares issued for services																										1,994	15,000
Total proceeds from rights offering		731,639	731,639							731,639	731,639							1,267,540				1,267,540
Issuance of common stock for cash	125,000			265,000	304,500	1,400	235,200	755,000	20,000													731,639
Issuance of common stock for cash (in shares)																						585,311
Value of shares issued for repayment of debt																						535,901
Number of shares issued for repayment of debt																		428,721				428,721
Due to officers or stockholders																						506,750
Number of shares issued and contributed pursuant (in shares)																							50,834	51,784
Shares issued and contributed pursuant, Amount																							76,250	72,500,000
Total number of shares subscribed in the rights offering																			1,014,032
Equity purchase agreement commitment fees															$ 300,000						$ 300,000

COMMON STOCK (Detail Textuals 2) (USD $)	6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended			1 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013	Feb. 24, 2012	Feb. 13, 2012	Mar. 31, 2012 Rights	Mar. 30, 2012 Rights	Mar. 30, 2012 Officers and Directors Rights	May 31, 2013 Restricted Stock	Feb. 20, 2013 Restricted Stock	Jan. 16, 2013 Restricted Stock Foreign Consultants	Feb. 20, 2013 Restricted Stock Foreign Consultants	Dec. 14, 2012 Restricted Stock Foreign Consultants	Dec. 08, 2011 Restricted Stock Foreign Consultants	Jan. 15, 2013 Restricted Stock Plan 401 K Officers and Directors	May 31, 2012 Restricted Stock Plan 401 K Officers and Directors	Jan. 31, 2011 Restricted Stock Plan 401 K Officers and Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares committed to issue to eligible employees																							55,253
Value of the shares committed to issue to eligible employees	$ 76,250																						$ 76,250
Issuance of common stock for consulting services							7,501	750											163,078		163,077	299,710
Closing bid price of common stock																			$ 1.85		$ 1.7	$ 1.85	$ 1.38	$ 1.5	$ 1.4
Proceeds from issuance of common stock			1,267,540													1,267,540
Restricted shares of common stock issued to non-U.S. corporation																	33,889		107,500	100,000	107,500	215,000
Value of restricted stock shares issued to non-U.S. corporation	35,000																35,000	100,000
Restricted stock discount																			18.00%		18.00%	18.00%
Method of discount calculation																			Finnerty Method		Finnerty Method	Finnerty Method
Number of shares issued																1,014,032
Proceeds from issuance of common stock to YA	145,000		90,000	230,000
Total proceeds from rights offering		731,639	731,639							731,639	731,639			1,267,540		1,267,540
Issuance of comman stock for cash	125,000			265,000	304,500	1,400	235,200	755,000	20,000							731,639
Issuance of common stock for cash (in shares)																585,311
Value of shares issued for repayment of debt																535,901
Number of shares issued for repayment of debt														428,721		428,721
Due to officers or stockholders																506,750
Number of shares issued and contributed pursuant (in shares)																								50,834	51,784
Shares issued and contributed pursuant, Amount																								76,250	72,500,000
Prepaid expenses and other current assets	11,378		151,700							151,700	11,378
Investor relation expense during the period			$ 11,377
Total number of common stock subscribed under right offering													6,363,674		3,181,837
Subscription price												5			1.25
Total number of shares subscribed in the rights offering															1,014,032
Number of shares issued related to restricted stock																		125,000

STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (USD $)	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding			2,291,000				2,291,000				344,000
Number of Shares, Exercisable			2,261,000				2,261,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding			$ 1.73				$ 1.73
Weighted Average Exercise Price, Exercisable			$ 1.72				$ 1.72
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		344,000		2,299,000		344,000	2,299,000	344,000	344,000		528,000
Number of shares, granted	21,000	1,994,000		2,000	23,000				2,017,000	[1]	6,000
Number of Shares, Exercised			(4,000)								(150,000)
Number of Shares, Forfeited/Expired			(6,000)			(50,000)			(62,000)		(40,000)
Number of Shares, Outstanding			2,291,000		2,311,000		2,291,000	2,311,000	2,299,000		344,000
Number of Shares, Exercisable			2,261,000		1,293,500		2,261,000	1,293,500	2,269,000		284,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding		$ 2.01		$ 1.79		$ 2.01	$ 1.79	$ 2.01	$ 2.01		$ 1.96
Weighted Average Exercise Price, Granted		$ 1.7		$ 1.38	$ 1.7				$ 1.7		$ 0.85
Weighted Average Exercise Price, Exercised			$ 0.68								$ 1.25
Weighted Average Exercise Price, Forfeited/Expired			$ 4.5			$ 1.7			$ 2.19		$ 4.1
Weighted Average Exercise Price, Outstanding			$ 1.73		$ 1.75		$ 1.73	$ 1.75	$ 1.79		$ 2.01
Weighted Average Exercise Price, Exercisable			$ 1.72		$ 1.74		$ 1.72	$ 1.74	$ 1.78		$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)		5 years 8 months 1 day		1 year 6 months 29 days		5 years 8 months 1 day	1 year 6 months 29 days	5 years 8 months 1 day	5 years 8 months 1 day		4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)						9 months		11 months 1 day	11 months 9 days		4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Outstanding (in years)			1 year 29 days		1 year 3 months		1 year 29 days	1 year 3 months	1 year 6 months 29 days		5 years 8 months 1 day
Weighted Average Remaining Contractual Term, Exercisable (in years)							1 year	1 year 6 months	1 year 6 months		5 years 51 days
Aggregate Intrinsic Value, Outstanding		$ 13,860		$ 52,960		$ 13,860	$ 52,960	$ 13,860	$ 13,860		$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Expired
Aggregate Intrinsic Value, Outstanding			53,220		63,160		53,220	63,160	52,960		13,860
Aggregate Intrinsic Value, Exercisable			$ 53,220		$ 63,160		$ 53,220	$ 63,160	$ 52,960		$ 13,860

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1) (USD $)	6 Months Ended		3 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013 Nonvested shares	Jun. 30, 2012 Nonvested shares	Mar. 31, 2012 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 31, 2010 Nonvested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Nonvested shares	30,000	60,000	30,000		60,000	60,000	124,000
Granted			2,000	23,000	1,994,000	2,017,000	6,000
Forfeited					(50,000)	(50,000)
Vested			(2,000)	(37,500)	(972,000)	(1,997,000)	(70,000)
Number of Nonvested shares	30,000	1,017,500				30,000	60,000	124,000
Weighted Average Exercise Price, Nonvested shares	$ 2.6	$ 2.6	$ 2.6		$ 2.6	$ 2.6	$ 2.25
Weighted Average Exercise Price, Granted			$ 1.38	$ 1.7	$ 1.7	$ 1.7	$ 0.85
Weighted Average Exercise Price, Forfeited					$ 1.7	$ 1.7
Weighted Average Exercise Price, Vested			$ 1.38	$ 1.7	$ 1.7	$ 1.7	$ 1.83
Weighted Average Exercise Price, Nonvested shares	$ 2.6	$ 1.75				$ 2.6	$ 2.6	$ 2.25
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	5 years 9 months 29 days	6 years 9 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)			4 years 9 months 29 days	11 months 1 day	1 year	11 months 16 days	4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Forfeited (in years)					11 months 1 day	11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)			4 years 9 months 29 days	9 months	1 year	8 months 19 days	6 years 2 months 16 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	5 years 3 months 29 days	9 months 29 days				5 years 9 months 29 days	6 years 9 months 29 days	7 years 3 months 29 days

STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jun. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Jun. 30, 2013 Stock Options Year Granted 2007	Dec. 31, 2012 Stock Options Year Granted 2007	Dec. 31, 2012 Stock Options Year Granted 2007	Jun. 30, 2013 Stock Options Year Granted 2008		Dec. 31, 2012 Stock Options Year Granted 2008		Jun. 30, 2013 Stock Options Year Granted 2008	Dec. 31, 2012 Stock Options Year Granted 2008	Jun. 30, 2013 Stock Options Year Granted 2010	Dec. 31, 2012 Stock Options Year Granted 2010	Dec. 31, 2012 Stock Options Year Granted 2010	Jun. 30, 2013 Stock Options Year Granted 2011	Dec. 31, 2012 Stock Options Year Granted 2011	Dec. 31, 2012 Stock Options Year Granted 2011	Jun. 30, 2013 Stock Options Year Granted 2012	Dec. 31, 2012 Stock Options Year Granted 2012	Jun. 30, 2013 Stock Options Year Granted 2012	Dec. 31, 2012 Stock Options Year Granted 2012	Jun. 30, 2013 Stock Options Year Granted 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,291,000	344,000	2,291,000	2,299,000	2,311,000	344,000	528,000	160,000	16,000	6,000	150,000	[1]	150,000	[2]	6,000	6,000	2,000	2,000	2,000	4,000	2,000	2,000	1,965,000	1,965,000	2,000	2,000	2,000
Number Exerciseable	2,261,000		2,261,000	2,269,000	1,293,500	284,000		160,000	160,000	6,000	120,000	[1]	150,000	[2]	6,000	6,000	2,000	2,000	2,000	4,000	2,000	2,000	1,965,000	1,965,000	2,000	2,000	2,000
Stock Options Outstanding, Exercise Price	$ 1.73		$ 1.73	$ 1.79	$ 1.75	$ 2.01	$ 1.96	$ 1.25	$ 1.25	$ 4.5	$ 2.6	[1]	$ 2.6	[2]	$ 2.6	$ 2.6	$ 0.51	$ 0.51	$ 0.51	$ 0.85	$ 0.85	$ 0.85	$ 1.7	$ 1.7	$ 1.7	$ 1.7	$ 1.38
Expiration Date								Mar 31, 2017	Mar 31, 2017	Apr 8, 2013	Sep 23, 2018	[1]	Sep 23, 2018	[2]	Sep 23, 2013	Sep 23, 2013	Jun 30, 2015	Apr 8, 2013	Jun 30, 2015	May 16, 2016	Apr 8, 2013	May 16, 2016	Dec 31, 2013	Dec 31, 2013	Apr 12, 2017	Apr 12, 2017	Jan 14, 2018

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.
[2]	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares, Stock options outstanding	2,291,000			344,000
Weighted Average Exercise Price	$ 1.73
Number of Shares, Exercisable	2,261,000
Weighted Average Exercise Price, Exercisable	$ 1.72
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares, Stock options outstanding	2,291,000	2,299,000	2,311,000	344,000	528,000
Weighted Average Exercise Price	$ 1.73	$ 1.79	$ 1.75	$ 2.01	$ 1.96
Weighted Average Remaining Contractual Term (in years)	1 year 29 days	1 year 6 months 29 days
Number of Shares, Exercisable	2,261,000	2,269,000	1,293,500	284,000
Weighted Average Exercise Price, Exercisable	$ 1.72	$ 1.78	$ 1.74	$ 1.88
Stock Options | Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.5	$ 0.5
Upper Range of Exercise Prices	$ 1	$ 1
Number Of Shares, Stock options outstanding	6,000	10,000
Weighted Average Exercise Price	$ 0.74	$ 0.71
Weighted Average Remaining Contractual Term (in years)	2 years 6 months 29 days	1 year 11 months 1 day
Number of Shares, Exercisable	6,000	10,000
Weighted Average Exercise Price, Exercisable	$ 0.74	$ 0.71
Stock Options | Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01	$ 1.01
Upper Range of Exercise Prices	$ 2	$ 2
Number Of Shares, Stock options outstanding	2,129,000	2,127,000
Weighted Average Exercise Price	$ 1.67	$ 1.73
Weighted Average Remaining Contractual Term (in years)	9 months	1 year 3 months
Number of Shares, Exercisable	2,129,000	2,127,000
Weighted Average Exercise Price, Exercisable	$ 1.67	$ 1.73
Stock Options | Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2	$ 2
Upper Range of Exercise Prices	$ 3	$ 3
Number Of Shares, Stock options outstanding	156,000	156,000
Weighted Average Exercise Price	$ 2.6	$ 2.6
Weighted Average Remaining Contractual Term (in years)	5 years 29 days	5 years 6 months 29 days
Number of Shares, Exercisable	126,000	126,000
Weighted Average Exercise Price, Exercisable	$ 2.6	$ 2.6
Stock Options | Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices		$ 4
Upper Range of Exercise Prices		$ 5
Number Of Shares, Stock options outstanding		6,000
Weighted Average Exercise Price		$ 4.5
Weighted Average Remaining Contractual Term (in years)		3 months
Number of Shares, Exercisable		6,000
Weighted Average Exercise Price, Exercisable		$ 4.5

STOCK OPTIONS AND WARRANTS (Detail Textuals)	Jun. 30, 2013	Dec. 31, 2011	Dec. 30, 2009	Jun. 30, 2013 2003 Stock Option Plan	Dec. 31, 2012 2003 Stock Option Plan	Jun. 30, 2012 2003 Stock Option Plan	Dec. 31, 2011 2003 Stock Option Plan	Dec. 31, 2010 2003 Stock Option Plan	Dec. 31, 2009 2003 Stock Option Plan	Jun. 30, 2013 2003 Stock Option Plan Year Granted 2012	Dec. 31, 2012 2003 Stock Option Plan Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue			2,500,000						2,500,000
Options outstanding	2,291,000	344,000		2,291,000	2,299,000	2,311,000	344,000	528,000		1,965,000	1,965,000
Extension of expiration date										Dec 31, 2013	Dec 31, 2013

STOCK OPTIONS AND WARRANTS (Detail Textuals 1) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			87 Months Ended	93 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended		3 Months Ended				12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 26, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Apr. 13, 2012 Individuals	Jan. 02, 2012 Individuals	Jan. 15, 2013 Independent Director	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors	Jan. 02, 2012 January 2012 Options Officer	Apr. 30, 2012 January 2012 Options	Jan. 31, 2012 January 2012 Options	Jun. 30, 2013 January 2012 Options	Mar. 31, 2013 January 2012 Options	Jun. 30, 2012 January 2012 Options	Mar. 31, 2012 January 2012 Options	Dec. 26, 2012 January 2012 Options	Dec. 31, 2012 January 2012 Options		Dec. 31, 2011 January 2012 Options	Apr. 13, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Independent Director Independent_Directors	Jan. 31, 2012 January 2012 Options Independent Director	Apr. 09, 2012 January 2012 Options Independent Director	Apr. 13, 2012 January 2012 Options Officers and Directors	Jan. 02, 2012 January 2012 Options Consultant [Member]	Dec. 31, 2012 January 2012 Options Consultant [Member]	Dec. 31, 2011 January 2012 Options Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled																50,000						(6,000)			(50,000)		(62,000)		(40,000)				50,000
Number of options vested																	50,000																	50,000
Number of shares, granted												21,000	1,994,000	2,000	150,000			11,000		21,000	1,994,000		2,000	23,000			2,017,000	[1]	6,000	21,000	1,994,000	150,000			11,000	10,000
Stock Issued During Period, Value, Stock Options Exercised					$ 2,720				$ 187,500					$ 2,700
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date														Jan 14, 2013
Number of individuals												2	13																	2	13
Exercise price														$ 1.38							$ 1.7		$ 1.38	$ 1.7			$ 1.7		$ 0.85
Estimated fair value					1,373,326		1,685,629																			1,685,629	1,373,326
Requisite service period					370 days		1 year																			1 year	370 days
Share price	$ 1.7	$ 1.7			$ 1.77															$ 1.7	$ 1.7						$ 1.77
Expected term	9 months	1 year			370 days															9 months	1 year						370 days
Additional expected term	6 months	6 months																		6 months	6 months
Expected volatility rate	161.00%	161.00%			125.00%															161.00%	161.00%						125.00%
Risk free interest rate	0.10%	0.10%			0.16%															0.10%	0.10%						0.16%
Additional risk free interest rate	0.04%	0.04%																		0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model			Black-Scholes option pricing model		Black-Scholes option pricing model													Black-Scholes option pricing model	Black-Scholes option pricing model					Black-Scholes option pricing model	Black-Scholes option pricing model
Number of officers																			3													3
Consulting fees per month																																				2,000
Consulting fees			147,104	163,350	429,699	360,904		736,499	431,898	1,960,149	2,716,526																										24,000	24,000
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC								$ 30,220	$ 0																		$ 30,220

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

STOCK OPTIONS AND WARRANTS (Detail Textuals 2) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			87 Months Ended	93 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended				12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended					1 Months Ended		0 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 26, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jan. 02, 2012 January 2012 Options Officer	Apr. 30, 2012 January 2012 Options	Jan. 31, 2012 January 2012 Options	Jun. 30, 2013 January 2012 Options	Mar. 31, 2013 January 2012 Options	Jun. 30, 2012 January 2012 Options	Mar. 31, 2012 January 2012 Options	Dec. 26, 2012 January 2012 Options	Dec. 31, 2012 January 2012 Options		Dec. 31, 2011 January 2012 Options	Apr. 13, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Individuals	Jan. 02, 2012 January 2012 Options Independent Director Independent_Directors	Jan. 31, 2012 January 2012 Options Independent Director	Apr. 09, 2012 January 2012 Options Independent Director	Jan. 02, 2012 January 2012 Options Deputy Managing Director of Omagine LLC	Jan. 02, 2012 January 2012 Options Consultant	Dec. 31, 2012 January 2012 Options Consultant	Dec. 31, 2011 January 2012 Options Consultant	Jan. 02, 2012 January 2012 Options Son of the Company's President	Dec. 31, 2012 January 2012 Options Son of the Company's President	Apr. 13, 2012 January 2012 Options Officers and Directors	Apr. 13, 2012 Individuals	Jan. 02, 2012 Individuals	Jan. 15, 2013 Independent Director	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted													21,000	1,994,000		2,000	23,000			2,017,000	[1]	6,000	21,000	1,994,000	150,000			750,000	10,000			5,000		11,000	21,000	1,994,000	2,000	150,000			11,000
Number of individuals																							2	13											2	13
Number of officers												3													3
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold																												160,000
Exercise price														$ 1.7		$ 1.38	$ 1.7			$ 1.7		$ 0.85						$ 1.25									$ 1.38
Consulting fees per month																													$ 2,000
Consulting fees			147,104	163,350	429,699	360,904		736,499	431,898	1,960,149	2,716,526																			24,000	24,000		1,000
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC								30,220	0											30,220
Estimated fair value					$ 1,373,326		$ 1,685,629												$ 1,685,629	$ 1,373,326
Requisite service period					370 days		1 year												1 year	370 days
Share price	$ 1.7	$ 1.7			$ 1.77								$ 1.7	$ 1.7						$ 1.77
Expected term	9 months	1 year			370 days								9 months	1 year						370 days
Additional expected term	6 months	6 months											6 months	6 months
Expected volatility rate	161.00%	161.00%			125.00%								161.00%	161.00%						125.00%
Risk free interest rate	0.10%	0.10%			0.16%								0.10%	0.10%						0.16%
Additional risk free interest rate	0.04%	0.04%											0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model			Black-Scholes option pricing model		Black-Scholes option pricing model						Black-Scholes option pricing model	Black-Scholes option pricing model					Black-Scholes option pricing model	Black-Scholes option pricing model
Percentage of stock option vested on July 1, 2012 and expire on December 31, 2012																				50.00%
Percentage of stock options vested on date of issuance																				50.00%
Number of options vested																											50,000													50,000
Number of options cancelled															(6,000)			(50,000)		(62,000)		(40,000)				50,000													50,000

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

STOCK OPTIONS AND WARRANTS (Detail Textuals 3) (USD $)	Jun. 30, 2013	May 31, 2013	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Apr. 08, 2013 Estate Of Salvatore J Bucchere [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options relating to the 2008 grant and to be vest on September 24, 2013				30,000
Unrecognized compensation cost	$ 715,626			$ 1,426,392
Number of stock options exercised						4,000
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)			(4,000)		(150,000)	4,000
Number of stock options exercised at exercise price $0.51						2,000
Exercise price of first 2000 stock options (in dollars per share)						$ 0.51
Number of stock options exercised at exercise price $0.85						2,000
Exercise price of remaining stock options (in dollars per share)						$ 0.85
Expected compensation cost 2013		713,466
Expected compensation cost 2014		540
Expected compensation cost 2015		540
Expected compensation cost 2016		540
Expected compensation cost 2017		$ 540

STOCK OPTIONS AND WARRANTS (Detail Textuals 4) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Feb. 24, 2012	Jun. 30, 2013	Dec. 31, 2011	Feb. 13, 2012	May 30, 2013 California	Feb. 24, 2012 California	Apr. 25, 2013 California	Feb. 24, 2012 Warrants	Feb. 24, 2012 Warrants California	Feb. 24, 2012 Record Shareholders [Member]	May 30, 2013 Record Shareholders [Member] California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights				6,363,674				6,363,674		6,422,124
Number of warrants granted and outstanding					6,422,124		58,450		58,450		58,450
Date of warrants expiry	Dec 31, 2013				Nov 12, 2012	Dec 13, 2013
Number of warrants exercisable	3,211,062							3,181,837	29,225
Exercise price of warrants	5							5	5
Number of warrants exercisable one	3,211,062							3,181,837	29,225
Exercise price of warrants one	10							10	10
Number of warrants Issued					6,422,124
Stock option granted,Value		$ 2,720	$ 187,500

INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,942,000	$ 4,739,000	$ 4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,412,000	1,354,000	1,272,000
Deferred tax assets, Gross	6,354,000	6,093,000	5,727,000
Less: Valuation allowance	(6,354,000)	(6,093,000)	(5,727,000)
Total

INCOME TAXES (Detail Textuals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 14,120,000	$ 13,541,000

COMMITMENTS - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 51,439	$ 112,466
2014	102,878	102,878
2015	102,878	102,878
Total	$ 257,195	$ 318,222

COMMITMENTS (Detail Textuals) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 11, 2013 Subsequent Event
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date	Dec 31, 2015
Rent expense	$ 68,212	$ 58,675	$ 123,978	$ 133,118
Original amount of security deposit held by the landlord under the lease	12,154				12,154
Amended amount of security deposit held by the landlord under the lease	$ 29,300				$ 29,300
Term lease			10 years
Subsequent Event [Line Items]
Additional term lease					2 years 10 months

COMMITMENTS (Detail Textuals 1) (USD $)	Feb. 24, 2012	Feb. 13, 2012	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Mar. 30, 2012 Rights	Dec. 31, 2010 Employment Agreements President and Chief Executive Officer	Jun. 30, 2013 Employment Agreements President and Chief Executive Officer	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer	Dec. 31, 2011 Employment Agreements President and Chief Executive Officer Stock Options	Jun. 30, 2013 Employment Agreements President and Chief Executive Officer Rights	Dec. 31, 2012 Employment Agreements President and Chief Executive Officer Rights	Jun. 30, 2013 Employment Agreements Vice-President and Secretary	Dec. 31, 2012 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary	Dec. 31, 2011 Employment Agreements Vice-President and Secretary Stock Options	Dec. 31, 2012 Employment Agreements Vice-President and Secretary Rights	Jun. 30, 2013 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2011 Employment Agreements Controller and Principal Accounting Officer	Dec. 31, 2012 Employment Agreements Controller and Principal Accounting Officer Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary							$ 125,000	$ 125,000	$ 125,000	$ 125,000				$ 100,000	$ 100,000	$ 100,000			$ 80,000	$ 80,000	$ 80,000
Accrued officer's compensation								335,654	273,154	281,250				173,575	145,658	139,249			135,883	102,550	108,800
Total amount payable to officer									403,413						63,088
Accrued but unpaid officer's compensation									155,921	125,000					11,591	62,500				31,250
Principal and interest amount of promissory notes owed by company to officer									$ 247,492						$ 51,497
Number of rights issued to officer												322,730	322,730					50,470				25,000
Number of common stock shares to be purchased under rights		6,363,674				3,181,837						322,730	322,730					50,470				25,000
Subscription price	5					1.25						1.25	1.25					1.25				1.25
Exercise of stock options			(4,000)		(150,000)						100,000						50,000
Exercise price of options exercised by officer			$ 0.68		$ 1.25						$ 1.25						$ 1.25

COMMITMENTS (Detail Textuals 2) (USD $)	1 Months Ended		0 Months Ended	1 Months Ended
	Feb. 20, 2013 Restricted Stock	May 04, 2011 Standby Equity Distribution Agreement	Mar. 04, 2011 Standby Equity Distribution Agreement Restricted Stock	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock Minimum	Jun. 21, 2011 Standby Equity Distribution Agreement Restricted Stock Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term Of Contract		2 years
Number of restricted shares issued	125,000	244,216	176,471	67,745
Commitment fee		$ 300,000	$ 150,000
Commitment amount					$ 5,000,000	$ 10,000,000

COMMITMENTS (Detail Textuals 3) (Standby Equity Distribution Agreement, USD $)	1 Months Ended	6 Months Ended
	Dec. 22, 2008	Jun. 30, 2013
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of the lowest daily volume weighted average price for a share considered as a base for fixing purchase price	95.00%	95.00%
Number of trading days	5 days	5 days
Purchase Price	$ 5,000,000	$ 10,000,000
Maximum limit for individual periodic sale of shares	$ 200,000	$ 200,000

COMMITMENTS (Detail Textuals 4) (Omagine Project)	Jun. 30, 2013 sqm	Dec. 31, 2012 sqm
Omagine Project
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)	1,000,000	1,000,000
Percentage of share ownership	60.00%

COMMITMENTS (Detail Textuals 5)	1 Months Ended	6 Months Ended		0 Months Ended		1 Months Ended		6 Months Ended		0 Months Ended		1 Months Ended		6 Months Ended
	May 31, 2011 New Investors Investor	Jun. 30, 2013 Omagine LLC Shareholder Agreement OMAG Final Equity Investment USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement OMAG Final Equity Investment OMR	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors OMR	May 31, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement New Investors OMR	Jun. 30, 2013 Omagine LLC Shareholder Agreement New Investors USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement New Investors OMR	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR	Jun. 30, 2013 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions		$ 90,000	234,000			$ 156,000	60,000	$ 156,000	60,000			$ 19,500	7,500	$ 52,000	20,000
Additional cash capital contributions		546,000	210,000	69,233,125	26,628,125			69,233,125	26,628,125	546,000	210,000,000		210,000	182,000	70,000
Percentage of share ownership												40.00%	40.00%	40.00%	40.00%
Cash advances to Omagine LLC		$ 31,200	12,000
Number of investor	3

RELATED PARTY TRANSACTIONS (Detail Textuals) (Officers and Directors, USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers and directors	$ 9,137	$ 2,000	$ 15,542

SUBSEQUENT EVENTS (Detail Textuals) (USD $)	12 Months Ended		1 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended								0 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Feb. 24, 2012	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	May 04, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement	Jul. 26, 2013 Standby Equity Distribution Agreement	Apr. 30, 2012 Stock Options	Jan. 31, 2012 Stock Options	Mar. 31, 2013 Stock Options	Jun. 30, 2012 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options	Feb. 20, 2013 Restricted Stock	Mar. 04, 2011 Restricted Stock Standby Equity Distribution Agreement	Jun. 21, 2011 Restricted Stock Standby Equity Distribution Agreement	Jun. 30, 2011 Restricted Stock Standby Equity Distribution Agreement	Jan. 15, 2013 Independent Director	Jan. 02, 2012 Independent Director	Jan. 02, 2012 Independent Director Stock Options	Apr. 13, 2012 Officers and Directors	Apr. 13, 2012 Officers and Directors Stock Options	Jan. 15, 2013 Officers and Directors Plan 401 K [Member] Restricted Stock	May 31, 2012 Officers and Directors Plan 401 K [Member] Restricted Stock	Jan. 31, 2011 Officers and Directors Plan 401 K [Member] Restricted Stock	Jul. 09, 2013 Subsequent Event [Member]	Jul. 29, 2013 Subsequent Event [Member]	Feb. 26, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jul. 26, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jun. 30, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jun. 30, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jul. 16, 2013 Subsequent Event [Member] $5 Warrant	Jul. 16, 2013 Subsequent Event [Member] $10 Warrant	Jan. 15, 2013 Subsequent Event [Member] Independent Director Plan 401 K [Member] Stock Options	Jan. 15, 2013 Subsequent Event [Member] Independent Director Plan 401 K [Member] Restricted Stock
Subsequent Event [Line Items]
Number of shares, granted													21,000	1,994,000	2,000	23,000	2,017,000	[1]	6,000					2,000	150,000	150,000	11,000	11,000													2,000
Number of shares issued related to restricted stock							244,216													125,000	176,471	67,745										10,000		100,000
Exercise price														$ 1.7	$ 1.38	$ 1.7	$ 1.7		$ 0.85					$ 1.38																	$ 1.38
Number of shares committed to issue to eligible employees																																										55,253
Value of the shares committed to issue to eligible employees																																										$ 76,250
Proceeds of shares issued																																10,000
Exercise price of warrants		5																																					5	10
Issuance of Common Stock for Rights Offering (in shares)			25,712	17,705	25,063	244,216		111,175		193,442													244,216										27,273			22,762
Issuance of Common Stock for Rights Offering	1,267,540		25,000	25,000	40,000			230,000		165,000																							30,000			25,000
Loan amount												200,000																								200,000
Annual interest rate											0.1																											0.1
Expiration date of SEDA									Sep 1, 2014																												Sep 1, 2014
Warrants expiration																																			the expiration date of the $5 and $10 Warrants was extended for one year from December 31, 2013 to December 31, 2014.
Loan Payment for first month																																			0
Loan payment for next three months																																			12,500
Loan payment for succeeding three months																																			17,500
Loan payment for succeeding four months																																			20,000
Loan payment for last month																																			$ 30,000
Closing bid price of common stock																													$ 1.38	$ 1.5	$ 1.4											$ 1.38

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

SUBSEQUENT EVENTS (Details Textuals 1) (USD $)	6 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended
	Jun. 30, 2013	May 31, 2013 Restricted Stock [Member]	Feb. 20, 2013 Restricted Stock [Member]	Jul. 09, 2013 Subsequent Event [Member]	Feb. 11, 2013 Subsequent Event [Member]	Feb. 26, 2013 Subsequent Event [Member]	Feb. 20, 2013 Subsequent Event [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Additional term lease					2 years 10 months
Original amount of security deposit held by the landlord under the lease	$ 12,154				$ 12,154
Amended amount of security deposit held by the landlord under the lease	29,300				29,300
Restricted shares of common stock issued to non-U.S. corporation							100,000
Price per restricted stock share issued during the period (in dollars per share)							$ 1.25
Value of restricted stock shares issued to non-U.S. corporation	$ 35,000	$ 35,000	$ 100,000				$ 125,000
Number of restricted shares issued			125,000	10,000		100,000